Segment and geographic information (Schedule of Long Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 6,873	$ 9,393
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	5,960	8,045
U.S. and other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 913	$ 1,348